Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue		$ 1,695	$ 1,307	$ 4,778	$ 3,853
Cost of revenue		609	307	1,778	873
Total gross profit		1,086	1,000	3,000	2,980
Operating expenses:
Research and development		7,334	6,313	20,933	19,268
General and administrative		6,921	2,801	14,527	7,831
Sales and marketing		2,099	1,679	5,438	3,975
Total operating expenses		16,354	10,793	40,898	31,074
Loss from operations		(15,268)	(9,793)	(37,898)	(28,094)
Other income (expense), net:
Interest expense		(1,336)	(205)	(3,874)	(590)
Government assistance		0	4,560	0	9,146
Gain on investment in marketable securities		0	1,164	0	1,164
Change in fair value of warrant liabilities		2,603	0	2,603	0
Other income (expense), net		948	65	1,301	669
Total other income (expense), net		2,215	5,584	30	10,389
Net income (loss)		$ (13,053)	$ (4,209)	$ (37,868)	$ (17,705)
Net loss per share, basic (in usd per share)		$ (0.11)	$ (0.03)	$ (0.31)	$ (0.14)
Net loss per share, diluted (in usd per share)		$ (0.11)	$ (0.03)	$ (0.31)	$ (0.14)
Weighted-average shares used in calculating net loss per share, basic and diluted	[1]	116,256,805	125,362,390	122,337,727	125,331,065
Weighted-average shares used in computing net loss per share, diluted (in shares)	[1]	116,256,805	125,362,390	122,337,727	125,331,065
Comprehensive loss:
Net income (loss)		$ (13,053)	$ (4,209)	$ (37,868)	$ (17,705)
Foreign currency translation adjustment, net of tax		56	29	18	40
Comprehensive loss		$ (12,997)	$ (4,180)	$ (37,850)	$ (17,665)
DWave System [Member]
Revenue						$ 6,279	$ 5,160
Cost of revenue						1,750	915
Total gross profit						4,529	4,245
Operating expenses:
Research and development						25,401	20,411
General and administrative						11,897	11,587
Sales and marketing						6,179	3,714
Total operating expenses						43,477	35,712
Loss from operations						(38,948)	(31,467)
Other income (expense), net:
Interest expense						(1,728)	(5,257)
Government assistance						7,167	12,027
Gain on debt extinguishment						0	3,873
Gain on settlement of warrant liability						0	7,836
Gain on investment in marketable securities						1,163	0
Other income (expense), net						801	2,969
Total other income (expense), net						7,403	21,448
Net income (loss)						$ (31,545)	$ (10,019)
Net loss per share, basic (in usd per share)						$ (0.28)	$ (0.08)
Net loss per share, diluted (in usd per share)						$ (0.28)	$ (0.08)
Weighted-average shares used in calculating net loss per share, basic and diluted						111,911,127	121,358,898
Weighted-average shares used in computing net loss per share, diluted (in shares)						111,911,127	121,358,989
Comprehensive loss:
Net income (loss)						$ (31,545)	$ (10,019)
Foreign currency translation adjustment, net of tax						15	(82)
Comprehensive loss						$ (31,530)	$ (10,101)

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.